Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
ASD-NPRT3-0425
1.934462.113
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Fortress Credit Bsl Xv Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.6932% 10/18/2033 (b)(c)(d)	2,310,000	2,311,081
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	2,049,000	2,053,610
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	2,519,000	2,529,613
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	1,526,000	1,534,307
TOTAL BAILIWICK OF JERSEY		8,428,611
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (c)	1,065,779	1,073,598
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	214,767	217,907
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	420,849	425,754
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	382,387	384,133
TOTAL CANADA		2,101,392
GRAND CAYMAN (UK OVERSEAS TER) - 2.4%
Alinea Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 0.9%, 5.2032% 7/20/2031 (b)(c)(d)	540,000	539,730
Alinea Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.15%, 5.4532% 7/20/2031 (b)(c)(d)	250,000	250,025
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	1,898,000	1,898,319
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	881,582	882,212
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	4,390,000	4,396,142
Barings Clo Ltd Series 2024-4A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.102% 10/15/2030 (b)(c)(d)	1,525,000	1,529,667
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 5.2839% 1/17/2033 (b)(c)(d)	3,305,000	3,305,602
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 6.2039% 1/17/2033 (b)(c)(d)	715,000	715,403
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.523% 11/15/2030 (b)(c)(d)	1,099,354	1,100,803
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	2,500,000	2,502,410
CIFC Funding Ltd Series 2025-1A Class AR3, CME Term SOFR 3 month Index + 1%, 5.2932% 10/21/2031 (b)(c)(d)	1,700,000	1,701,449
CIFC Funding Ltd Series 2025-1A Class D1R3, CME Term SOFR 3 month Index + 2.3%, 6.5932% 10/21/2031 (b)(c)(d)	670,000	671,100
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	1,635,000	1,635,000
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.952% 10/15/2030 (b)(c)(d)	1,290,000	1,277,109
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	2,331,000	2,338,576
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	1,055,000	1,055,000
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	2,797,000	2,806,697
Fortress Credit Bsl VII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 5.3803% 7/23/2032 (b)(c)(d)	481,041	481,570
Fortress Credit Bsl VII Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.6903% 7/23/2032 (b)(c)(d)	980,000	980,586
Fortress Credit Bsl VII Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9403% 7/23/2032 (b)(c)(d)	1,250,000	1,250,204
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.05%, 5.3432% 10/20/2032 (b)(c)(d)	1,438,152	1,438,749
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.6932% 10/20/2032 (b)(c)(d)	2,455,000	2,455,553
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5317% 7/27/2031 (b)(c)(d)	785,176	786,479
Madison Park Funding Xxiii Ltd Series 2021-23A Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.1117% 7/27/2031 (b)(c)(d)	1,110,000	1,113,615
Madison Park Funding Xxiv Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 6.3432% 10/20/2029 (b)(c)(d)	855,000	856,709
Madison Park Funding XXXIII Ltd Series 2022-33A Class AR, CME Term SOFR 3 month Index + 1.29%, 5.592% 10/15/2032 (b)(c)(d)	1,910,000	1,912,632
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4403% 11/21/2030 (b)(c)(d)	1,150,991	1,151,975
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	2,320,000	2,320,914
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2024-29A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.0932% 10/18/2030 (b)(c)(d)	1,965,000	1,966,702
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	2,408,000	2,418,484
Marble Point Clo Xii Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.2716%, 5.5792% 7/16/2031 (b)(c)(d)	313,101	313,957
Marble Point Clo Xiv Ltd Series 2024-2A Class A12R, CME Term SOFR 3 month Index + 1.2%, 5.4932% 1/20/2032 (b)(c)(d)	2,088,294	2,090,276
Marble Point Clo Xv Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 5.3303% 7/23/2032 (b)(c)(d)	1,467,080	1,469,153
Midocean Credit Clo VI Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.23%, 5.5232% 4/20/2033 (b)(c)(d)	604,331	604,832
Neuberger Berman Ln Advisers Clo 40 Ltd / Neuberger Berman Ln Advisers Clo 40 LLC Series 2021-40A Class A, CME Term SOFR 3 month Index + 1.3216%, 5.6292% 4/16/2033 (b)(c)(d)	442,432	442,934
Northwoods Capital Xiv-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.565% 11/13/2031 (b)(c)(d)	1,939,069	1,942,012
OCP CLO Ltd Series 2018-7A Class A1RR, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 7/20/2029 (b)(c)(d)	42,141	42,140
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 10/20/2030 (b)(c)(d)	885,870	887,466
Octagon Investment Partners XXI Ltd Series 2025-1A Class A2R4, CME Term SOFR 3 month Index + 1.15%, 0% 2/14/2031 (b)(c)(d)	1,925,000	1,925,000
Octagon Investment Partners XXI Ltd Series 2025-1A Class AAR4, CME Term SOFR 3 month Index + 0.81%, 0% 2/14/2031 (b)(c)(d)	780,000	780,000
Octagon Investment Partners XXI Ltd Series 2025-1A Class BR4, CME Term SOFR 3 month Index + 1.35%, 0% 2/14/2031 (b)(c)(d)	760,000	760,000
Ozlm Funding II Ltd Series 2024-2A Class A1A2, CME Term SOFR 3 month Index + 1.2%, 5.4869% 7/30/2031 (b)(c)(d)	529,619	529,619
OZLM XXI Ltd Series 2024-21A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4432% 1/20/2031 (b)(c)(d)	904,350	905,778
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	452,000	452,748
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	1,328,650	1,331,656
Rockford Tower Clo Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.13%, 5.4519% 8/20/2032 (b)(c)(d)	1,313,879	1,314,207
Romark Clo II Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.9501% 7/25/2031 (b)(c)(d)	2,150,000	2,152,058
Sound Point Clo Xxii Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9432% 1/20/2032 (b)(c)(d)	250,000	250,025
Symphony Clo Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 5.2161% 1/15/2034 (b)(c)(d)	2,735,000	2,735,000
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	393,501	394,115
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	470,449	471,037
Thl Credit Wind River 18-2 Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.502% 7/15/2030 (b)(c)(d)	444,757	445,192
THL Credit Wind River CLO Ltd Series 2024-1A Class A1R3, CME Term SOFR 3 month Index + 1.2%, 5.4932% 10/20/2030 (b)(c)(d)	874,441	875,197
Thl Credit Wind River CLO Ltd Series 2024-3A Class AR2, CME Term SOFR 3 month Index + 1.06%, 5.362% 4/15/2031 (b)(c)(d)	392,662	392,975
Thl Credit Wind River CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2031 (b)(c)(d)	1,135,000	1,136,426
Thl Credit Wind River CLO Ltd Series 2024-3A Class CR2, CME Term SOFR 3 month Index + 2%, 6.302% 4/15/2031 (b)(c)(d)	490,000	490,098
TIAA CLO I Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2031 (b)(c)(d)	2,092,539	2,095,153
Trinitas Clo IX Ltd Series 2024-9A Class ARRR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 1/20/2032 (b)(c)(d)	986,094	987,050
Trinitas Clo IX Ltd Series 2024-9A Class BRRR, CME Term SOFR 3 month Index + 1.7%, 5.9932% 1/20/2032 (b)(c)(d)	815,000	816,540
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.6301% 1/25/2034 (b)(c)(d)	2,310,000	2,316,551
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	1,888,000	1,890,239
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	3,662,968	3,664,291
Voya CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.8%, 6.102% 10/15/2031 (b)(c)(d)	1,770,000	1,772,023
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		86,415,164
UNITED STATES - 6.6%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	113,455	113,716
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (c)	2,224,523	2,227,625
Ally Auto Receivables Trust Series 2023-A Class B, 6.01% 1/17/2034 (c)	107,009	107,503
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (c)	281,270	285,495
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	1,334,284	1,336,250
Ally Bank Series 2024-A Class B, 5.827% 5/17/2032 (c)	181,176	183,995
Ally Bank Series 2024-A Class C, 6.022% 5/17/2032 (c)	181,176	183,904
Ally Bank Series 2024-B Class A2, 4.97% 9/15/2032 (c)	238,421	239,777
Ally Bank Series 2024-B Class C, 5.215% 9/15/2032 (c)	264,431	266,026
Americredit Automobile Receivables Trust Series 2020-3 Class C, 1.06% 8/18/2026	54,013	53,863
Americredit Automobile Receivables Trust Series 2021-1 Class C, 0.89% 10/19/2026	225,069	223,789
Americredit Automobile Receivables Trust Series 2021-1 Class D, 1.21% 12/18/2026	470,000	464,855
Americredit Automobile Receivables Trust Series 2021-2 Class D, 1.29% 6/18/2027	995,000	966,210
Americredit Automobile Receivables Trust Series 2023-1 Class C, 5.8% 12/18/2028	625,000	638,485
AMSR Trust Series 2020-SFR3 Class C, 2.056% 9/17/2037 (c)	915,000	902,620
Amur Equipment Finance Receivables X LLC Series 2022-1A Class C, 2.37% 4/20/2028 (c)	300,000	295,873
Amur Equipment Finance Receivables X LLC Series 2022-1A Class E, 5.02% 12/20/2028 (c)	830,000	828,339
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class C, 5.55% 1/21/2031 (c)	220,000	223,938
Applebee's Funding LLC / IHOP Funding LLC Series 2019-1A Class A2II, 4.723% 6/5/2049 (c)	970,200	960,651
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (c)	2,143,975	2,056,692
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,119,527	1,128,130
Auxilior Term Funding LLC Series 2023-1A Class A2, 6.18% 12/15/2028 (c)	803,850	812,688
Auxilior Term Funding LLC Series 2024-1A Class A3, 5.49% 7/15/2031 (c)	485,000	495,104
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class A, 2.33% 8/20/2026 (c)	540,000	536,728
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (c)	210,000	212,035
Avis Budget Rental Car Funding AESOP LLC Series 2024-5A Class C, 6.24% 4/20/2027 (c)	300,000	301,899
Battalion Clo Xii Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 5.5188% 5/17/2031 (b)(c)(d)	945,000	945,000
Battalion Clo Xii Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.8688% 5/17/2031 (b)(c)(d)	1,020,000	1,020,000
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 12/26/2031 (b)(c)(d)	319,969	320,919
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (c)	1,025,026	1,028,285
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (c)	240,000	242,392
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	1,013,579	1,015,748
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	19,112	19,135
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (c)	1,029,262	1,032,915
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/2033 (c)	615,025	604,656
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	1,420,110	1,424,318
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	2,570,000	2,571,162
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	16,374	16,386
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	972,758
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	656,478
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	734,588	737,257
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	1,298,150	1,301,741
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	514,249
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	1,729,880	1,737,521
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	72,654
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	258,692
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	123,612	124,291
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	274,240
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,175,779
CarMax Series 2023-3 Class C, 5.61% 2/15/2029	975,000	995,077
CarMax Series 2023-3 Class D, 6.44% 12/16/2030	350,000	361,682
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	423,503
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (c)	85,236	83,693
Carvana Auto Receivables Trust Series 2024-N2 Class B, 5.67% 9/10/2030 (c)	815,000	827,790
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	1,300,000	1,300,500
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	161,632	160,201
Chase Auto Credit Linked Notes Series 2021-3 Class B, 0.76% 2/26/2029 (c)	121,933	121,303
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (c)	977,710	980,883
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (c)	983,174	987,818
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (c)	1,985,579	1,992,070
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (c)	1,212,258	1,215,136
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (c)	1,665,503	1,670,646
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (c)	1,500,000	1,452,727
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	1,581,553	1,586,024
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (c)	1,824,000	1,827,985
Dell Equip Fin Trust Series 2024-2 Class B, 4.82% 8/22/2030 (c)	105,000	105,326
Dell Equip Fin Trust Series 2024-2 Class D, 5.29% 2/24/2031 (c)	865,000	869,650
Dell Equipment Finance Trust Series 2023-2 Class A2, 5.84% 1/22/2029 (c)	36,733	36,769
Dell Equipment Finance Trust Series 2023-3 Class A2, 6.1% 4/23/2029 (c)	559,199	560,617
Dell Equipment Finance Trust Series 2023-3 Class D, 6.75% 10/22/2029 (c)	100,000	102,145
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (c)	195,000	199,192
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (c)	1,000,000	1,002,728
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	82,317	82,606
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	660,000	670,242
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (c)	160,073	160,203
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (c)	907,011	912,333
DLLMT Series 2023-1A Class A2, 5.78% 11/20/2025 (c)	125,772	125,899
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (c)	841,481	843,108
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (c)	245,000	246,268
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (c)	65,000	65,453
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	191,705	191,886
Driven Brands Funding LLC Series 2019-1A Class A2, 4.641% 4/20/2049 (c)	706,286	702,528
Elara Hgv Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (c)	203,715	209,549
Elara Hgv Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (c)	278,933	286,827
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (c)	162,394	162,249
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	1,376,565	1,401,198
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	2,254,748	2,273,277
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (c)	1,790,000	1,800,228
Enterprise Fleet Financing LLC Series 2024-3 Class A4, 5.06% 3/20/2031 (c)	205,000	208,498
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (c)	2,600,000	2,608,186
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (c)	2,110,000	2,115,357
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	441,958	445,044
Exeter Automobile Receivables Trust Series 2023-1A Class D, 6.69% 6/15/2029	80,000	81,960
Finance of Amer Hecm Buyout Series 2024-HB1 Class A1A, 4% 10/1/2034 (c)	1,136,420	1,130,510
Firstkey Homes Trust Series 2020-SFR2 Class D, 1.968% 10/19/2037 (c)	1,100,000	1,078,563
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	1,900,000	1,900,000
Ford Credit Auto Lease Trust Series 2023-B Class C, 6.43% 4/15/2027	575,000	585,824
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	727,151	728,229
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	2,115,000	2,119,684
Ford Credit Auto Owner Trust Series 2020-2 Class C, 1.74% 4/15/2033 (c)	570,000	557,744
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	1,495,000	1,508,278
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	439,890	440,524
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	1,690,000	1,691,287
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class C, 5.75% 5/15/2028 (c)	405,000	408,263
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class D, 6.62% 5/15/2028 (c)	750,000	759,307
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (c)	550,000	559,409
Fordl 2023-A Series 2023-A Class C, 5.54% 12/15/2026	1,445,000	1,449,318
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	1,805,546	1,813,720
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 6.202% 11/25/2043 (b)(c)(d)	269,810	273,352
Frontier Issuer LLC Series 2024-1 Class A2, 6.19% 6/20/2054 (c)	220,000	228,035
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	876,677	877,740
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	1,520,683	1,527,626
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	3,100,000	3,105,149
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A2A, 5.74% 9/16/2026	261,931	262,308
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A, 5.89% 11/16/2026	885,225	887,967
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	1,023,937	1,025,805
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	1,640,184	1,643,352
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	164,385	164,520
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	2,253,000	2,254,571
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (c)	675,000	671,570
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (c)	2,552,411	2,444,585
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (c)	272,130	248,753
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (c)	181,186	175,996
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (c)	279,152	275,561
Hilton Grand Vacations Trust Series 2022-1D Class A, 3.61% 6/20/2034 (c)	140,963	138,264
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (c)	732,024	747,641
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (c)	135,757	140,203
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (c)	592,482	585,281
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A2, 5.71% 3/18/2026	315,985	316,439
Honda Auto Receivables Owner Trust Series 2023-4 Class A2, 5.87% 6/22/2026	877,802	880,860
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	3,100,000	3,104,556
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	1,882,715	1,889,460
Hpefs Equipment Trust 2023-2 Series 2023-2A Class C, 6.48% 1/21/2031 (c)	210,000	213,043
Hpefs Equipment Trust 2023-2 Series 2023-2A Class D, 6.97% 7/21/2031 (c)	215,000	220,366
HPEFS Equipment Trust Series 2023-1A Class B, 5.73% 4/20/2028 (c)	985,000	989,661
HPEFS Equipment Trust Series 2023-1A Class C, 5.91% 4/20/2028 (c)	535,000	538,915
HPEFS Equipment Trust Series 2024-1A Class A2, 5.38% 5/20/2031 (c)	1,496,463	1,499,243
HPEFS Equipment Trust Series 2024-1A Class C, 5.33% 5/20/2031 (c)	1,220,000	1,231,099
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (c)	1,449,000	1,453,299
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (c)	170,000	172,303
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (c)	420,000	427,279
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (c)	1,422,585	1,426,361
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (c)	939,353	954,244
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (c)	1,157,869	1,166,838
Hyundai Auto Lease Securitization Trust Series 2023-C Class A2A, 5.85% 3/16/2026 (c)	809,322	810,859
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (c)	4,000,000	4,027,757
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (c)	1,888,793	1,896,921
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	280,361	280,739
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	841,489	844,927
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	1,560,402	1,565,360
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	2,191,000	2,192,032
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (c)	761,400	732,136
Jersey Mike's Funding Series 2021-1A Class A2I, 2.891% 2/15/2052 (c)	49,625	47,937
John Deere Owner Trust Series 2023-B Class A2, 5.59% 6/15/2026	282,704	282,966
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	1,957,415	1,963,335
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7703% 8/16/2027 (b)(d)	2,316,000	2,318,900
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	2,500,000	2,506,858
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (c)	895,000	900,537
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (c)	2,565,000	2,572,343
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	68,593	68,865
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (c)	199,560	205,993
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (c)	128,096	131,458
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	2,523,028	2,533,732
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	518,352	519,725
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	1,272,481	1,274,634
MMAF Equipment Finance LLC Series 2021-A Class A5, 1.19% 11/13/2043 (c)	215,000	207,437
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (c)	873,042	877,278
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (c)(d)	87,361	83,960
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (c)	189,427	182,891
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (c)	133,661	130,301
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (c)	48,764	45,843
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (c)	77,790	73,173
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (c)	617,887	620,865
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (c)	201,624	195,271
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (c)	1,308,600	1,245,312
Navient Private Education Refi Loan Trust Series 2019-A Class A2A, 3.42% 1/15/2043 (c)	290,236	287,239
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (c)	136,414	131,427
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (c)	233,533	219,768
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (c)	322,171	313,929
Navistar Financial Dealer Note Master Trust Series 2023-1 Class A, 6.18% 8/25/2028 (c)	900,000	906,022
Navistar Financial Dealer Note Master Trust Series 2024-1 Class B, 5.79% 4/25/2029 (c)	100,000	101,020
Navistar Financial Dealer Note Master Trust Series 2024-1 Class C, 6.13% 4/25/2029 (c)	155,000	156,508
Nelnet Student Loan Trust Series 2005-4 Class A4, U.S. 90-Day Avg. SOFR Index + 0.4416%, 5.198% 3/22/2032 (b)(d)	223,319	218,180
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 5.1738% 3/26/2068 (b)(c)(d)	150,189	149,622
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (c)	738,183	683,008
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (c)	261,325	244,822
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	955,549	958,168
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0086% 2/15/2028 (b)(c)(d)	3,000,000	3,006,983
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (c)	293,027	295,912
Octane Receivables Trust Series 2021-2A Class A, 1.21% 9/20/2028 (c)	24,714	24,618
Octane Receivables Trust Series 2022-1A Class B, 4.9% 5/22/2028 (c)	780,000	780,203
Octane Receivables Trust Series 2023-1A Class A, 5.87% 5/21/2029 (c)	57,630	57,881
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (c)	230,000	235,341
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (c)	100,000	103,155
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (c)	365,000	366,147
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (c)	300,000	302,322
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (c)	389,224	391,375
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	625,000	627,136
Peac Solutions Receivables Series 2025-1A Class A3, 5.04% 7/20/2032 (c)	510,000	514,010
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (c)	2,947,000	2,948,264
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	225,000	225,802
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/2029 (c)	81,184	81,690
Progress Residential Trust Series 2021-SFR2 Class A, 1.546% 4/19/2038 (c)	518,776	509,121
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (c)	496,000	476,842
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (c)	2,225,000	2,146,193
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/2046 (c)	733,000	703,249
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (c)	250,000	250,992
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (c)	335,000	335,948
Santander Bank NA - Sbcln Series 2022-C Class B, 6.451% 12/15/2032 (c)	176,641	177,315
Santander Bank NA - Sbcln Series 2022-C Class D, 8.197% 12/15/2032 (c)	194,824	196,329
Santander Bank NA - Sbcln Series 2023-A Class B, 6.493% 6/15/2033 (c)	145,928	146,901
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (c)	156,940	158,881
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (c)	469,549	478,820
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (c)	345,000	348,855
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (c)	420,000	424,989
Santander Consumer Auto Receivables Trust Series 2021-AA Class D, 1.57% 1/15/2027 (c)	801,000	786,178
Santander Drive Auto Receivables Trust Series 2021-1 Class E, 2.51% 12/15/2028	4,100,000	4,044,650
Santander Drive Auto Receivables Trust Series 2021-3 Class E, 2.7% 10/16/2028 (c)	4,300,000	4,228,824
Santander Drive Auto Receivables Trust Series 2021-4 Class D, 1.67% 10/15/2027	1,000,363	986,429
Santander Drive Auto Receivables Trust Series 2021-4 Class E, 4.03% 3/15/2029 (c)	3,500,000	3,472,224
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	953,864	957,148
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	565,000	550,742
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	440,000	408,437
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (c)	1,149,000	1,087,217
SBA Tower Trust Series 2022, 6.599% 11/15/2052 (c)	1,160,000	1,192,452
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (c)	1,162,498	1,166,278
Sbna Auto Lease Trust Series 2024-B Class A4, 5.55% 12/20/2028 (c)	1,080,000	1,097,453
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (c)	1,300,811	1,302,560
SCF Equipment Leasing LLC / SCF Equipment Leasing CDA Ltd Partnership Series 2021-1A Class E, 3.56% 8/20/2032 (c)	1,625,000	1,620,042
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (c)	430,000	440,848
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (c)	1,130,000	1,172,663
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (c)	2,100,000	2,104,524
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (c)	42,893	42,970
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (c)	364,847	365,562
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (c)	285,000	286,664
Sfs Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (c)	95,000	97,027
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (c)	1,445,128	1,451,333
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (c)	1,157,302	1,158,431
Sierra Timeshare Receivables Funding LLC Series 2020-2A Class B, 2.32% 7/20/2037 (c)	388,244	385,087
Sierra Timeshare Receivables Funding LLC Series 2020-2A Class C, 3.51% 7/20/2037 (c)	95,208	94,629
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B, 1.34% 11/20/2037 (c)	67,875	66,084
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class B, 1.8% 9/20/2038 (c)	118,459	115,074
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class C, 1.95% 9/20/2038 (c)	247,828	239,942
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.1463% 1/15/2037 (b)(c)(d)	347,491	346,783
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (c)	166,290	156,199
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (c)	1,010,108	945,762
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (c)	1,393,234	1,395,057
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (c)	1,601,274	1,606,687
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	90,865	91,073
Towd Point Mortgage Trust Series 2017-3 Class A1, 2.75% 7/25/2057 (c)(d)	5,821	5,803
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.75% 3/25/2058 (c)(d)	363,244	350,762
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	518,157	519,096
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	690,874	693,024
Toyota Lease Owner Trust Series 2023-B Class A2A, 5.73% 4/20/2026 (c)	323,127	323,735
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (c)	642,073	643,043
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (c)	1,710,000	1,712,538
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (c)	559,652	558,829
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (c)	1,020,000	1,028,317
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (c)	94,523	94,605
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (c)	236,289	239,863
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (c)	667,813	679,955
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/2031 (c)	240,724	244,358
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	1,891,000	1,892,862
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	2,177,000	2,190,055
Volkswagen Auto Lease Trust Series 2023-A Class A2A, 5.87% 1/20/2026	354,756	355,173
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A2A, 5.72% 3/22/2027	1,113,417	1,118,681
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	433,465	434,252
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	2,570,000	2,575,153
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (c)	1,524,000	1,524,731
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	1,000,849	1,017,889
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	1,239,657	1,253,624
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	695,000	698,424
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	470,857	472,586
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	418,741	419,384
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	356,450	353,037
World Omni Auto Receivables Trust 2022-A Series 2022-A Class C, 2.55% 9/15/2028	600,000	586,817
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	1,441,386	1,446,890
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	2,235,000	2,238,724
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	1,659,259	1,667,313
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/2028	280,000	283,432
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	1,899,017	1,906,120
TOTAL UNITED STATES		236,479,475
TOTAL ASSET-BACKED SECURITIES (Cost $331,917,167)		333,424,642

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.1%
Citibank NA 5.438% 4/30/2026	5,000,000	5,055,963
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (d)	3,100,000	3,121,660
TOTAL FINANCIALS		8,177,623

TOTAL BANK NOTES (Cost $8,115,275)		8,177,623

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (c)(d)	303,000	291,984
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 3.353% 1/25/2067 (c)(d)	1,461,926	1,385,399
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (c)	393,820	342,702
Angel Oak Mortgage Trust Series 2021-1 Class A2, 1.115% 1/25/2066 (c)	115,338	100,646
Angel Oak Mortgage Trust Series 2021-2 Class A1, 0.985% 4/25/2066 (c)	362,147	317,087
Angel Oak Mortgage Trust Series 2024-9 Class A2, 5.341% 9/25/2069 (c)	1,277,561	1,271,708
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (c)	839,233	756,124
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (c)	263,289	238,624
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (c)	1,291,822	1,284,200
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	296,288	290,247
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (c)	165,378	136,992
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (c)	361,921	311,634
COLT Mortgage Loan Trust Series 2020-3 Class A1, 1.506% 4/27/2065 (c)	30,968	29,988
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (c)	1,267,953	1,270,864
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (c)(d)	1,183,422	1,190,816
Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 9/25/2044 (b)(c)(d)	745,246	747,107
Deephaven Residential Mortgage Trust Series 2021-1 Class A2, 0.973% 5/25/2065 (c)	55,809	52,847
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (c)	153,848	137,370
EFMT Series 2024-NQM1 Class A1B, 5.81% 11/25/2069 (c)	1,890,637	1,895,011
EFMT Trust Series 2024-INV2 Class A1, 5.035% 10/25/2069 (c)	929,922	925,886
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (c)	541,225	538,782
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (c)	47,628	45,664
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (c)	228,677	191,763
Fannie Mae Guaranteed REMICS Series 2017-90 Class KA, 3% 11/25/2047	344,752	323,816
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 5.2838% 3/25/2050 (b)(c)(d)	195,205	186,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3713 Class PA, 2% 2/15/2040	15,157	15,095
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 6.002% 1/25/2034 (b)(c)(d)	176,274	177,468
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.152% 11/25/2041 (b)(c)(d)	555,000	561,205
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 7.302% 6/25/2042 (b)(c)(d)	697,500	717,064
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.302% 1/25/2045 (b)(c)(d)(e)	356,125	356,236
Freddie Mac Whole Loan Sec Tr Series 2017-SC02 Class M1, 3.8593% 5/25/2047 (c)(d)	18,170	17,869
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (c)	45,461	41,592
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (c)	40,370	39,205
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (c)	20,407	19,416
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (c)	600,000	566,608
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (c)	625,000	545,913
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 6.2187% 7/25/2044 (c)(d)	5,042	5,063
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (c)	351,576	300,406
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 4.767% 6/25/2067 (c)	1,218,083	1,229,905
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (c)	133,847	118,675
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (c)	160,423	141,798
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 5.6251% 6/25/2059 (b)(c)(d)	70,862	70,197
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 5.3838% 2/25/2060 (b)(c)(d)	116,114	113,007
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (c)	82,185	70,616
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (c)	76,034	67,711
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (c)	239,029	205,699
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	49,304	48,685
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (c)	1,638,989	1,632,615
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (c)(f)	259,091	259,944
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (c)(f)	1,361,347	1,363,162
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (c)	35,551	33,100
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (c)	79,668	74,175
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (c)	4,556	4,475
Starwood Mortgage Residential Trust Series 2019-INV1 Class A3, 2.916% 9/27/2049 (c)	364,176	357,898
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (c)	309,539	294,351
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (c)	269,132	253,244
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (c)	816,898	723,570
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (c)	141,857	126,431
TOWD Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.9338% 10/25/2059 (b)(c)(d)	420,000	433,986
Verus Securitization Trust Series 2020-5 Class A3, 2.733% 5/25/2065 (c)(d)	86,501	82,572
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (c)	143,785	128,860
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (c)	84,964	76,166
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (c)	209,494	188,102
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (c)	47,183	44,735
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (c)	269,966	247,137
Verus Securitization Trust Series 2022-6 Class A1, 4.91% 6/25/2067 (c)	486,923	484,411
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (c)	333,668	338,852
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (c)	130,046	132,645
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (c)	271,971	275,410
Vista Point Securitization Trust Series 2020-2 Class A3, 2.496% 4/25/2065 (c)	485,125	465,310
TOTAL UNITED STATES		27,714,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,634,363)		27,714,775

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
ALEN Mortgage Trust Series 2021-ACEN Class A, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 4/15/2034 (b)(c)(d)	880,000	844,800
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	919,603	917,016
BANK Series 2019-BN19 Class A1, 2.263% 8/15/2061	39,686	36,826
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	181,192	184,298
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	717,816
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	405,000	423,110
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (d)	485,000	505,932
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	859,980	863,082
BBCMS Trust Series 2024-5C27 Class A1, 5.502% 7/15/2057	42,850	42,923
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2255% 6/15/2038 (b)(c)(d)	500,000	464,936
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	608,824
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	240,500	242,006
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	2,040,000	1,996,986
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	411,791	411,920
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	435,342	442,081
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	454,379	456,344
BPR Trust Series 2021-TY Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 9/15/2038 (b)(c)(d)	780,000	775,125
BSREP Commercial Mortgage Trust Series 2021-DC Class D, CME Term SOFR 1 month Index + 2.0145%, 6.3265% 8/15/2038 (b)(c)(d)	289,721	211,480
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	1,005,541	999,256
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	1,872,000	1,862,343
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	278,321	277,973
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	1,595,791	1,592,799
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	278,000	277,913
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.9542% 12/15/2039 (b)(c)(d)	715,000	715,000
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (c)(d)	821,913	823,455
BX Commercial Mortgage Trust Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 6.1529% 5/15/2041 (b)(c)(d)	801,768	801,768
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 6.1047% 1/15/2042 (b)(c)(d)	410,000	409,741
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.7038% 1/15/2042 (b)(c)(d)	1,045,000	1,043,694
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	1,575,715	1,572,760
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	1,385,765	1,378,836
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	1,557,963	1,554,068
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	1,011,862	1,013,443
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	1,964,000	1,961,546
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	1,015,000	1,015,000
Citigroup Commercial Mortgage Trust Series 2013-375P Class C, 3.5176% 5/10/2035 (c)(d)	560,000	559,406
COMM Mortgage Trust Series 2014-CR15 Class B, 3.9201% 2/10/2047 (d)	472,198	458,576
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	670,000	665,933
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	997,340	987,529
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	178,292	174,465
CSMC Trust Series 2020-NET Class D, 3.7042% 8/15/2037 (c)(d)	985,000	957,710
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	707,081	707,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	558,011	563,419
GS Mortgage Securities Corp Trust Series 2021-ROSS Class B, CME Term SOFR 1 month Index + 1.8645%, 6.177% 5/15/2026 (b)(c)(d)	374,905	336,012
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,087,000	1,080,216
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 6.2525% 5/15/2037 (b)(c)(d)	965,000	965,302
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 6.1533% 9/15/2041 (b)(c)(d)	1,595,000	1,600,990
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-609M Class B, CME Term SOFR 1 month Index + 2.1345%, 6.4465% 10/15/2033 (b)(c)(d)	995,000	985,050
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-609M Class C, CME Term SOFR 1 month Index + 2.5345%, 6.8465% 10/15/2033 (b)(c)(d)	805,000	792,925
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	742,319	712,695
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class C, CME Term SOFR 1 month Index + 2.2145%, 6.5265% 9/15/2029 (b)(c)(d)	575,000	498,813
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	972,018	959,260
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	2,874,000	2,816,520
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 6.4025% 6/15/2039 (b)(c)(d)	1,070,000	1,073,590
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.9034% 5/15/2041 (b)(c)(d)	995,000	988,781
MHC Commercial Mortgage Trust Series 2021-MHC Class B, CME Term SOFR 1 month Index + 1.2154%, 5.5274% 4/15/2038 (b)(c)(d)	568,000	567,468
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	907,000	905,299
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (c)	1,325,000	1,192,500
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(c)(d)	3,654,512	2,978,427
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	274,721	275,923
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	2,370,900	2,359,046
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 4/15/2036 (b)(c)(d)	650,000	647,059
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 6.053% 5/15/2039 (b)(c)(d)	790,000	789,753
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	1,571,708	1,568,761
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	869,000	869,273
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	704,293	702,097
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	1,060,000	1,063,994
TOTAL UNITED STATES		59,249,414
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,519,541)		59,249,414

Fixed-Income Funds - 3.2%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	12,088,401	114,960,696
iShares 1-3 Year Treasury Bond ETF (g)	4,501	371,873
TOTAL FIXED-INCOME FUNDS (Cost $115,203,696)		115,332,569

Non-Convertible Corporate Bonds - 21.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 1.45% 5/5/2026 (c)	1,765,000	1,704,388
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (c)	487,000	480,379
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	3,000,000	3,005,881
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (c)	395,000	389,300
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 3.625% 4/28/2026 (c)	242,000	239,375
Materials - 0.2%
Containers & Packaging - 0.2%
Brambles USA Inc 4.125% 10/23/2025 (c)	2,100,000	2,089,662
Metals & Mining - 0.0%
BHP Billiton Finance USA Ltd 5% 2/21/2030	1,625,000	1,647,379
TOTAL MATERIALS		3,737,041

TOTAL AUSTRALIA		9,556,364
CANADA - 1.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.95% 3/15/2025	1,305,000	1,303,717
Rogers Communications Inc 3.2% 3/15/2027	1,790,000	1,737,859
Rogers Communications Inc 5% 2/15/2029	1,025,000	1,029,019
		4,070,595
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 2.05% 7/15/2025	1,930,000	1,910,831
Enbridge Inc 5.9% 11/15/2026	400,000	408,355
Enbridge Inc 6% 11/15/2028	325,000	338,812
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (c)	1,180,000	1,180,974
		3,838,972
Financials - 1.2%
Banks - 1.2%
Bank of Montreal 0.949% 1/22/2027 (d)	3,200,000	3,099,588
Bank of Montreal 3.7% 6/7/2025	1,490,000	1,485,810
Bank of Montreal 4.567% 9/10/2027 (d)	2,804,000	2,804,734
Bank of Montreal 5.92% 9/25/2025	5,000,000	5,037,285
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	1,935,000	1,929,893
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (b)(d)	5,000,000	5,003,670
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9832% 1/27/2027 (b)(c)(d)	3,000,000	3,008,529
National Bank of Canada 4.95% 2/1/2028 (d)	2,522,000	2,535,821
Royal Bank of Canada 5.069% 7/23/2027 (d)	3,500,000	3,526,513
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (b)(d)	3,100,000	3,106,888
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8213% 10/10/2025 (b)(d)	4,000,000	4,005,819
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (b)(d)	4,100,000	4,109,944
		39,654,494
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 5.643% 3/13/2027 (c)	660,000	671,645
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	580,000	553,420
TOTAL INDUSTRIALS		1,225,065

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	400,000	403,791
TOTAL CANADA		49,192,917
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (h)	1,400,000	1,271,375
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (h)	404,000	391,880

TOTAL CHILE		1,663,255
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	1,520,000	1,513,426
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	70,000	67,838
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,695,000	2,671,204
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	155,000	154,262

TOTAL CHINA		4,406,730
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.613% 10/2/2030 (c)(d)	770,000	759,603
Danske Bank A/S 5.427% 3/1/2028 (c)(d)	730,000	741,981
Danske Bank A/S 6.259% 9/22/2026 (c)(d)	5,700,000	5,748,981

TOTAL DENMARK		7,250,565
FRANCE - 0.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.25% 6/8/2026 (c)	1,375,000	1,354,495
Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 4.935% 1/26/2026 (c)	650,000	652,592
BNP Paribas SA 2.219% 6/9/2026 (c)(d)	2,000,000	1,985,982
BPCE SA 1.652% 10/6/2026 (c)(d)	4,500,000	4,421,083
BPCE SA 4.5% 3/15/2025 (c)	1,915,000	1,914,147
Credit Agricole SA 5.23% 1/9/2029 (c)(d)	1,225,000	1,239,603
Societe Generale SA 5.519% 1/19/2028 (c)(d)	1,205,000	1,216,516
		11,429,923
TOTAL FRANCE		12,784,418
GERMANY - 1.3%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC 4.6% 8/13/2027 (c)	1,965,000	1,967,520
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(c)(d)	3,000,000	3,015,976
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(c)(d)	7,500,000	7,503,336
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (c)	2,040,000	2,050,085
Mercedes-Benz Finance North America LLC 4.8% 3/30/2026 (c)	670,000	672,409
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (c)	5,000,000	4,999,526
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (c)	760,000	758,381
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (c)	1,375,000	1,373,025
Volkswagen Group of America Finance LLC 5.4% 3/20/2026 (c)	2,000,000	2,009,006
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (c)	1,425,000	1,443,249
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (c)	5,660,000	5,694,333
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	650,000	662,002
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(c)(d)	2,956,000	2,965,181
		35,114,029
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	3,200,000	3,140,931
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	2,000,000	2,008,987
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	3,000,000	3,092,855
		8,242,773
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)	2,000,000	1,989,772
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 5% 1/15/2027 (c)	325,000	327,124
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	690,000	698,365
Daimler Truck Finance North America LLC 5.15% 1/16/2026 (c)	275,000	276,114
		1,301,603
TOTAL GERMANY		46,648,177
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (h)	650,000	619,247
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd 5.686% 3/2/2026 (h)	800,000	806,300
State Bank of India/London 1.8% 7/13/2026 (h)	1,850,000	1,780,068

TOTAL INDIA		2,586,368
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Mandiri Persero Tbk PT 5.5% 4/4/2026 (h)	1,900,000	1,913,063
IRELAND - 0.3%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,200,000	3,120,001
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	2,000,000	1,996,578
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	695,000	711,274
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,551,000	1,600,720
		7,428,573
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (c)	2,010,000	1,958,930
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	685,000	699,236
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	300,000	310,896
		2,969,062
TOTAL IRELAND		10,397,635
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (c)(f)	4,805,000	4,618,130
Enel Finance International NV 7.05% 10/14/2025 (c)(f)	4,025,000	4,070,064

TOTAL ITALY		8,688,194
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.239% 7/25/2025 (c)	235,000	234,774
Financials - 0.1%
Banks - 0.1%
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.3009% 5/22/2026 (b)(d)	5,000,000	5,007,777
TOTAL JAPAN		5,242,551
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tengizchevroil Finance Co International Ltd 4% 8/15/2026 (h)	1,680,000	1,642,200
KOREA (SOUTH) - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
KT Corp 4% 8/8/2025 (c)	1,525,000	1,520,053
KT Corp 4.125% 2/2/2028 (c)	900,000	889,609
		2,409,662
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Capital Services Inc 2.125% 4/24/2025 (c)	380,000	378,557
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 4.625% 2/24/2028 (c)	1,600,000	1,608,461
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp 5.375% 4/6/2026 (c)	1,750,000	1,767,515
Korea Hydro & Nuclear Power Co Ltd 1.25% 4/27/2026 (c)	1,421,000	1,369,874
		3,137,389
TOTAL KOREA (SOUTH)		7,534,069
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (h)	1,850,000	1,815,313
EQUATE Petrochemical Co KSC 5% 5/18/2025 (h)	1,350,000	1,347,948

TOTAL KUWAIT		3,163,261
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 3.8% 1/8/2026	1,300,000	1,282,583
NETHERLANDS - 0.3%
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken NV 3.5% 1/29/2028 (c)	4,003,000	3,895,664
Food Products - 0.0%
Viterra Finance BV 2% 4/21/2026 (c)	515,000	497,116
Viterra Finance BV 4.9% 4/21/2027 (c)	1,230,000	1,227,066
		1,724,182
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	5,100,000	5,105,126
TOTAL NETHERLANDS		10,724,972
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.127% 9/16/2026 (c)(d)	1,900,000	1,866,157
DNB Bank ASA 1.535% 5/25/2027 (c)(d)	2,000,000	1,925,830
DNB Bank ASA 5.896% 10/9/2026 (c)(d)	3,100,000	3,122,975

TOTAL NORWAY		6,914,962
QATAR - 0.1%
Financials - 0.1%
Banks - 0.1%
QNB Finance Ltd 2.625% 5/12/2025 (h)	2,000,000	1,987,650
SAUDI ARABIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)	1,500,000	1,503,876
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.552% 3/14/2028 (d)	800,000	811,496
CaixaBank SA 6.684% 9/13/2027 (c)(d)	1,530,000	1,575,471

TOTAL SPAIN		2,386,967
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 1.418% 6/11/2027 (c)(d)	3,200,000	3,073,674
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)	3,375,000	3,226,720
UBS Group AG 2.193% 6/5/2026 (c)(d)	4,300,000	4,272,506
UBS Group AG 4.488% 5/12/2026 (c)(d)	4,470,000	4,468,027
UBS Group AG 6.327% 12/22/2027 (c)(d)	1,260,000	1,296,215
UBS Group AG 6.373% 7/15/2026 (c)(d)	2,000,000	2,012,133

TOTAL SWITZERLAND		15,275,601
UNITED KINGDOM - 1.7%
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (c)	475,000	449,133
Tobacco - 0.3%
BAT International Finance PLC 1.668% 3/25/2026	2,985,000	2,893,194
BAT International Finance PLC 4.448% 3/16/2028	1,985,000	1,972,358
Imperial Brands Finance PLC 4.25% 7/21/2025 (c)	1,061,000	1,058,109
Reynolds American Inc 4.45% 6/12/2025	5,000,000	4,996,019
		10,919,680
Financials - 1.4%
Banks - 1.4%
Barclays PLC 2.852% 5/7/2026 (d)	5,300,000	5,282,109
Barclays PLC 5.086% 2/25/2029 (d)	1,085,000	1,091,757
Barclays PLC 5.304% 8/9/2026 (d)	3,000,000	3,008,145
Barclays PLC 7.325% 11/2/2026 (d)	4,145,000	4,213,558
HSBC Holdings PLC 1.645% 4/18/2026 (d)	2,600,000	2,589,355
HSBC Holdings PLC 2.099% 6/4/2026 (d)	5,500,000	5,463,597
HSBC Holdings PLC 2.999% 3/10/2026 (d)	5,100,000	5,098,278
HSBC Holdings PLC 4.92% 3/3/2029 (d)	1,005,000	1,007,091
HSBC Holdings PLC 5.13% 11/19/2028 (d)	1,220,000	1,229,402
HSBC Holdings PLC 5.597% 5/17/2028 (d)	1,045,000	1,061,609
HSBC Holdings PLC 7.336% 11/3/2026 (d)	2,000,000	2,035,205
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	3,200,000	3,086,701
Lloyds Banking Group PLC 4.716% 8/11/2026 (d)	2,000,000	2,000,133
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	800,000	810,381
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	2,000,000	2,034,837
NatWest Group PLC 7.472% 11/10/2026 (d)	3,000,000	3,056,529
NatWest Markets PLC 3.479% 3/22/2025 (c)	355,000	354,749
NatWest Markets PLC U.S. SOFR Index + 1.45%, 5.809% 3/22/2025 (b)(c)(d)	4,248,000	4,250,931
Standard Chartered PLC 4.3% 2/19/2027 (c)	327,000	323,538
Standard Chartered PLC 5.688% 5/14/2028 (c)(d)	780,000	794,091
		48,791,996
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (c)	840,000	847,249
TOTAL UNITED KINGDOM		61,008,058
UNITED STATES - 14.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
AT&T Inc 4.1% 2/15/2028	340,000	336,220
SBA Tower Trust 4.831% 10/15/2029 (c)	2,245,000	2,235,058
		2,571,278
Entertainment - 0.0%
Take-Two Interactive Software Inc 3.55% 4/14/2025	340,000	339,465
Take-Two Interactive Software Inc 5% 3/28/2026	1,375,000	1,381,558
		1,721,023
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	1,034,000	1,032,578
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	435,000	444,025
Cox Communications Inc 3.35% 9/15/2026 (c)	345,000	338,520
Cox Communications Inc 3.5% 8/15/2027 (c)	350,000	340,321
Omnicom Group Inc / Omnicom Capital Inc 3.6% 4/15/2026	370,000	365,959
Warnermedia Holdings Inc 3.638% 3/15/2025	3,000,000	2,998,432
		5,519,835
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.625% 4/15/2026	3,455,000	3,385,419
T-Mobile USA Inc 3.5% 4/15/2025	5,150,000	5,142,227
T-Mobile USA Inc 5.375% 4/15/2027	2,000,000	2,002,565
		10,530,211
TOTAL COMMUNICATION SERVICES		20,342,347

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	555,000	547,658
Automobiles - 0.8%
American Honda Finance Corp 4.95% 1/9/2026	2,308,000	2,315,118
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (b)(d)	3,000,000	3,001,477
General Motors Financial Co Inc 2.75% 6/20/2025	2,000,000	1,986,975
General Motors Financial Co Inc 3.8% 4/7/2025	4,000,000	3,994,763
General Motors Financial Co Inc 5.05% 4/4/2028	1,575,000	1,577,507
General Motors Financial Co Inc 5.35% 7/15/2027	1,155,000	1,167,692
General Motors Financial Co Inc 5.4% 4/6/2026	2,495,000	2,509,665
General Motors Financial Co Inc 5.4% 5/8/2027	420,000	424,707
Hyundai Capital America 5% 1/7/2028 (c)	985,000	991,675
Hyundai Capital America 5.25% 1/8/2027 (c)	675,000	681,787
Hyundai Capital America 5.45% 6/24/2026 (c)	2,000,000	2,020,265
Hyundai Capital America 5.5% 3/30/2026 (c)	935,000	943,564
Hyundai Capital America 5.6% 3/30/2028 (c)	580,000	593,213
Hyundai Capital America 5.8% 6/26/2025 (c)	5,000,000	5,014,213
Hyundai Capital America 6.25% 11/3/2025 (c)	440,000	444,298
		27,666,919
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (c)	1,205,000	1,207,847
ERAC USA Finance LLC 5% 2/15/2029 (c)	505,000	511,628
		1,719,475
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants Inc 4.35% 10/15/2027	1,120,000	1,112,289
Marriott International Inc/MD 3.125% 6/15/2026	1,628,000	1,598,638
Marriott International Inc/MD 3.75% 3/15/2025	180,000	179,880
Marriott International Inc/MD 5.45% 9/15/2026	325,000	329,175
Marriott International Inc/MD 5.75% 5/1/2025	190,000	190,081
Starbucks Corp 4% 11/15/2028	315,000	309,804
		3,719,867
Household Durables - 0.0%
Mohawk Industries Inc 5.85% 9/18/2028	416,000	431,735
Leisure Products - 0.1%
Mattel Inc 3.375% 4/1/2026 (c)	1,418,000	1,396,532
Mattel Inc 5.875% 12/15/2027 (c)	1,075,000	1,079,511
		2,476,043
Specialty Retail - 0.3%
Advance Auto Parts Inc 5.9% 3/9/2026	800,000	803,129
AutoZone Inc 3.625% 4/15/2025	485,000	484,258
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (b)(d)	2,335,000	2,338,172
Lowe's Cos Inc 3.35% 4/1/2027	345,000	337,598
Lowe's Cos Inc 4.4% 9/8/2025	1,200,000	1,198,973
Lowe's Cos Inc 4.8% 4/1/2026	635,000	637,508
O'Reilly Automotive Inc 5.75% 11/20/2026	2,298,000	2,342,478
Ross Stores Inc 0.875% 4/15/2026	1,595,000	1,532,286
Ross Stores Inc 4.6% 4/15/2025	2,175,000	2,174,137
		11,848,539
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp 2.4% 4/23/2025	1,986,000	1,982,232
VF Corp 2.8% 4/23/2027	1,025,000	966,321
		2,948,553
TOTAL CONSUMER DISCRETIONARY		51,358,789

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 3.875% 4/15/2027	373,000	367,044
Dollar General Corp 4.125% 5/1/2028	1,279,000	1,258,876
Dollar General Corp 4.625% 11/1/2027	620,000	620,066
Dollar General Corp 5.2% 7/5/2028	584,000	592,899
Dollar Tree Inc 4% 5/15/2025	3,000,000	2,992,546
Kroger Co/The 2.65% 10/15/2026	812,000	788,293
Kroger Co/The 3.7% 8/1/2027	203,000	199,389
Mars Inc 4.55% 4/20/2028 (c)	1,660,000	1,658,639
		8,477,752
Food Products - 0.1%
McCormick & Co Inc/MD 0.9% 2/15/2026	3,450,000	3,331,976
The Campbell's Company 5.3% 3/20/2026	579,000	583,078
		3,915,054
Tobacco - 0.1%
Altria Group Inc 2.35% 5/6/2025	3,000,000	2,986,745
Altria Group Inc 2.625% 9/16/2026	855,000	831,282
		3,818,027
TOTAL CONSUMER STAPLES		16,210,833

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6939% 2/26/2027 (b)(d)	2,704,000	2,706,039
Columbia Pipeline Group Inc 4.5% 6/1/2025	3,000,000	2,995,722
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (c)	150,000	152,488
DCP Midstream Operating LP 5.375% 7/15/2025	1,510,000	1,510,825
Diamondback Energy Inc 5.2% 4/18/2027	525,000	531,597
Energy Transfer LP 2.9% 5/15/2025	255,000	253,855
Energy Transfer LP 5.25% 7/1/2029	645,000	654,751
Energy Transfer LP 5.625% 5/1/2027 (c)	2,000,000	2,000,349
Energy Transfer LP 6.05% 12/1/2026	1,885,000	1,928,698
EnLink Midstream Partners LP 4.85% 7/15/2026	1,899,000	1,899,019
Eqt Corp 3.125% 5/15/2026 (c)	1,715,000	1,682,356
Gray Oak Pipeline LLC 2.6% 10/15/2025 (c)	385,000	379,212
HF Sinclair Corp 5.75% 1/15/2031	1,220,000	1,241,262
Marathon Petroleum Corp 4.7% 5/1/2025	3,000,000	2,999,076
MPLX LP 4.875% 6/1/2025	3,000,000	2,998,188
Occidental Petroleum Corp 5% 8/1/2027	655,000	657,488
Occidental Petroleum Corp 5.2% 8/1/2029	465,000	467,373
Occidental Petroleum Corp 5.875% 9/1/2025	991,000	992,631
ONEOK Inc 4.25% 9/24/2027	1,570,000	1,554,853
ONEOK Inc 5.55% 11/1/2026	990,000	1,003,846
Ovintiv Inc 5.375% 1/1/2026	461,000	461,832
Ovintiv Inc 5.65% 5/15/2025	760,000	760,785
Phillips 66 3.85% 4/9/2025	3,000,000	2,997,003
Sabine Pass Liquefaction LLC 5.625% 3/1/2025	173,000	173,000
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	1,970,000	1,989,976
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	3,000,000	3,059,322
Valero Energy Corp 5.15% 2/15/2030	365,000	368,216
Western Gas Partners LP 4.65% 7/1/2026	2,000,000	1,998,113
Williams Cos Inc/The 4.8% 11/15/2029	670,000	670,063
Williams Cos Inc/The 5.4% 3/2/2026	2,140,000	2,156,074
		43,244,012
Financials - 6.0%
Banks - 2.6%
Bank of America Corp 1.319% 6/19/2026 (d)	4,500,000	4,455,372
Bank of America Corp 1.658% 3/11/2027 (d)	3,100,000	3,010,020
Bank of America Corp 1.734% 7/22/2027 (d)	765,000	735,850
Bank of America Corp 3.384% 4/2/2026 (d)	5,445,000	5,439,316
Bank of America Corp 5.08% 1/20/2027 (d)	645,000	647,702
Citibank NA 4.929% 8/6/2026	3,000,000	3,021,415
Citigroup Inc 3.106% 4/8/2026 (d)	2,000,000	1,996,546
Citigroup Inc 4.4% 6/10/2025	355,000	354,604
Citigroup Inc 5.174% 2/13/2030 (d)	710,000	718,511
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (b)(d)	2,312,000	2,314,527
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	3,025,000	2,930,448
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	3,200,000	3,097,353
JPMorgan Chase & Co 2.005% 3/13/2026 (d)	2,000,000	1,998,545
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	3,870,000	3,855,441
JPMorgan Chase & Co 4.08% 4/26/2026 (d)	1,710,000	1,707,999
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	800,000	806,329
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	710,000	715,728
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.232% 4/22/2027 (b)(d)	747,000	751,049
JPMorgan Chase & Co U.S. SOFR Index + 1.32%, 5.6732% 4/26/2026 (b)(d)	5,000,000	5,008,051
Morgan Stanley Bank NA 4.754% 4/21/2026	775,000	777,823
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (b)(d)	3,000,000	3,008,825
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	4,020,000	4,023,369
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	3,000,000	3,021,367
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	345,000	345,954
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	760,000	727,306
Santander Holdings USA Inc 4.5% 7/17/2025	5,000,000	4,992,890
Santander Holdings USA Inc 6.124% 5/31/2027 (d)	160,000	162,500
Truist Financial Corp 1.267% 3/2/2027 (d)	3,200,000	3,096,463
Truist Financial Corp 6.047% 6/8/2027 (d)	3,000,000	3,052,284
US Bancorp 4.548% 7/22/2028 (d)	1,070,000	1,068,237
US Bancorp 5.727% 10/21/2026 (d)	3,415,000	3,437,510
Wells Fargo & Co 2.188% 4/30/2026 (d)	2,840,000	2,828,507
Wells Fargo & Co 3% 4/22/2026	1,000,000	983,756
Wells Fargo & Co 3.196% 6/17/2027 (d)	3,200,000	3,144,819
Wells Fargo & Co 3.908% 4/25/2026 (d)	1,460,000	1,458,190
Wells Fargo & Co 4.54% 8/15/2026 (d)	1,055,000	1,054,189
Wells Fargo & Co 4.9% 1/24/2028 (d)	1,550,000	1,557,818
Wells Fargo & Co U.S. SOFR Index + 1.32%, 5.6732% 4/25/2026 (b)(d)	6,000,000	6,008,384
Wells Fargo Bank NA 5.55% 8/1/2025	3,000,000	3,010,562
		91,325,559
Capital Markets - 1.4%
Athene Global Funding 1.608% 6/29/2026 (c)	2,700,000	2,596,332
Athene Global Funding 4.86% 8/27/2026 (c)	2,885,000	2,892,505
Athene Global Funding 5.349% 7/9/2027 (c)	860,000	870,582
Athene Global Funding 5.62% 5/8/2026 (c)	3,100,000	3,136,841
Athene Global Funding 5.684% 2/23/2026 (c)	6,320,000	6,388,899
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (d)	920,000	925,170
Bank of New York Mellon/The 5.148% 5/22/2026 (d)	660,000	660,872
Charles Schwab Corp/The 2.45% 3/3/2027	1,489,000	1,433,236
Charles Schwab Corp/The 3.2% 3/2/2027	375,000	366,874
GA Global Funding Trust 5.4% 1/13/2030 (c)	1,135,000	1,159,526
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	3,100,000	3,015,810
Goldman Sachs Group Inc/The 3.5% 4/1/2025	1,005,000	1,003,978
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	735,000	732,294
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	700,000	703,303
LPL Holdings Inc 5.7% 5/20/2027	1,163,000	1,183,851
LPL Holdings Inc 6.75% 11/17/2028	325,000	343,795
Morgan Stanley 2.188% 4/28/2026 (d)	4,600,000	4,582,057
Morgan Stanley 4.679% 7/17/2026 (d)	4,700,000	4,698,904
Morgan Stanley 6.138% 10/16/2026 (d)	3,000,000	3,028,662
Nasdaq Inc 5.65% 6/28/2025	521,000	522,352
Northern Trust Corp 3.95% 10/30/2025	545,000	542,763
S&P Global Inc 2.45% 3/1/2027	2,215,000	2,133,119
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	585,000	589,171
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (b)(d)	1,935,000	1,937,694
State Street Corp 2.901% 3/30/2026 (d)	2,000,000	1,997,134
State Street Corp 5.751% 11/4/2026 (d)	2,000,000	2,015,997
		49,461,721
Consumer Finance - 0.6%
Ally Financial Inc 5.8% 5/1/2025	3,000,000	3,001,912
American Express Co 5.043% 7/26/2028 (d)	710,000	717,882
American Express Co 5.098% 2/16/2028 (d)	380,000	384,261
American Express Co 5.532% 4/25/2030 (d)	845,000	870,493
American Express Co 6.338% 10/30/2026 (d)	2,654,000	2,684,075
Capital One Financial Corp 2.636% 3/3/2026 (b)(d)	1,400,000	1,400,000
Capital One Financial Corp 4.985% 7/24/2026 (d)	3,885,000	3,889,829
Capital One Financial Corp 6.312% 6/8/2029 (d)	415,000	432,348
Capital One Financial Corp 7.149% 10/29/2027 (d)	410,000	425,366
Ford Motor Credit Co LLC 5.125% 11/5/2026	780,000	777,706
Ford Motor Credit Co LLC 5.125% 6/16/2025	1,405,000	1,405,218
Ford Motor Credit Co LLC 5.8% 3/5/2027	835,000	840,943
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (b)(d)	3,100,000	3,104,714
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1148% 8/7/2026 (b)(d)	3,031,000	3,051,774
		22,986,521
Financial Services - 0.6%
CNH Industrial Capital LLC 1.45% 7/15/2026	2,200,000	2,110,755
CNH Industrial Capital LLC 5.45% 10/14/2025	2,800,000	2,812,496
Corebridge Financial Inc 3.5% 4/4/2025	5,900,000	5,893,489
Corebridge Global Funding 4.65% 8/20/2027 (c)	415,000	416,135
Corebridge Global Funding 5.2% 1/12/2029 (c)	325,000	330,869
Crown Castle Towers LLC 3.663% 5/15/2045 (c)	1,940,000	1,934,539
Crown Castle Towers LLC 4.241% 7/15/2048 (c)	290,000	283,254
Fiserv Inc 5.15% 3/15/2027	1,805,000	1,823,833
PayPal Holdings Inc 2.65% 10/1/2026	1,295,000	1,261,415
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (c)	364,000	350,407
Penske Truck Leasing Co Lp / PTL Finance Corp 3.95% 3/10/2025 (c)	660,000	659,871
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (c)	335,000	338,700
Penske Truck Leasing Co Lp / PTL Finance Corp 5.75% 5/24/2026 (c)	2,170,000	2,195,586
Western Union Co/The 1.35% 3/15/2026	2,954,000	2,848,633
		23,259,982
Insurance - 0.8%
Brighthouse Financial Global Funding 1.55% 5/24/2026 (c)	250,000	240,584
CNO Global Funding 1.75% 10/7/2026 (c)	1,810,000	1,728,295
Equitable Financial Life Global Funding 1% 1/9/2026 (c)	355,000	344,964
Equitable Financial Life Global Funding 1.4% 7/7/2025 (c)	116,000	114,751
Equitable Financial Life Global Funding 1.7% 11/12/2026 (c)	460,000	439,473
Health Care Service Corp 1.5% 6/1/2025 (c)	1,800,000	1,784,618
Health Care Service Corp 5.2% 6/15/2029 (c)	585,000	595,233
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	3,335,000	3,350,468
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	715,000	728,664
Jackson National Life Global Funding 5.6% 4/10/2026 (c)	1,220,000	1,232,269
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)	2,500,000	2,518,599
Marsh & McLennan Cos Inc 3.75% 3/14/2026	170,000	168,816
Marsh & McLennan Cos Inc 4.55% 11/8/2027	1,540,000	1,542,067
MassMutual Global Funding II 5.1% 4/9/2027 (c)	2,030,000	2,060,028
Northwestern Mutual Global Funding 4.35% 9/15/2027 (c)	845,000	844,228
Protective Life Global Funding 3.218% 3/28/2025 (c)	715,000	714,287
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.3384% 3/28/2025 (b)(c)(d)	7,500,000	7,504,426
Reinsurance Group of America Inc 3.95% 9/15/2026	865,000	857,508
Trinity Acq PLC 4.4% 3/15/2026	250,000	249,152
		27,018,430
TOTAL FINANCIALS		214,052,213

Health Care - 1.3%
Biotechnology - 0.2%
AbbVie Inc 2.95% 11/21/2026	2,215,000	2,164,036
Amgen Inc 5.25% 3/2/2025	3,000,000	3,000,967
Gilead Sciences Inc 3.65% 3/1/2026	3,000,000	2,976,487
		8,141,490
Health Care Equipment & Supplies - 0.2%
Becton Dickinson & Co 4.693% 2/13/2028	1,325,000	1,330,200
Becton Dickinson & Co 6.7% 12/1/2026	731,000	756,627
Solventum Corp 5.45% 2/25/2027	2,010,000	2,042,724
Stryker Corp 4.25% 9/11/2029	830,000	817,803
Stryker Corp 4.7% 2/10/2028	1,815,000	1,825,599
		6,772,953
Health Care Providers & Services - 0.8%
Cencora Inc 4.625% 12/15/2027	720,000	721,285
Cencora Inc 4.85% 12/15/2029	385,000	386,670
Centene Corp 4.625% 12/15/2029	3,560,000	3,419,272
CVS Health Corp 1.3% 8/21/2027	2,175,000	1,999,185
CVS Health Corp 2.875% 6/1/2026	733,000	717,036
CVS Health Corp 3% 8/15/2026	415,000	405,653
CVS Health Corp 3.875% 7/20/2025	2,500,000	2,489,060
CVS Health Corp 4.3% 3/25/2028	730,000	718,889
CVS Health Corp 5% 2/20/2026	2,822,000	2,828,569
Elevance Health Inc 5.35% 10/15/2025	305,000	306,065
HCA Inc 3.125% 3/15/2027	1,140,000	1,106,439
HCA Inc 5.625% 9/1/2028	2,100,000	2,145,286
HCA Inc 5.875% 2/15/2026	5,665,000	5,689,435
Highmark Inc 1.45% 5/10/2026 (c)	435,000	416,987
Humana Inc 1.35% 2/3/2027	120,000	112,633
Humana Inc 4.5% 4/1/2025	1,205,000	1,204,414
Humana Inc 5.75% 3/1/2028	300,000	308,222
Icon Investments Six DAC 5.809% 5/8/2027	1,490,000	1,521,408
PeaceHealth Obligated Group 1.375% 11/15/2025	190,000	185,419
		26,681,927
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	440,000	459,288
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,230,000	1,216,819
Viatris Inc 2.3% 6/22/2027	736,000	694,037
Zoetis Inc 3% 9/12/2027	1,294,000	1,249,483
		3,160,339
TOTAL HEALTH CARE		45,215,997

Industrials - 0.6%
Aerospace & Defense - 0.2%
Boeing Co 2.196% 2/4/2026	2,795,000	2,727,312
Boeing Co 3.2% 3/1/2029	845,000	790,138
Boeing Co 6.259% 5/1/2027	1,695,000	1,741,251
Huntington Ingalls Industries Inc 5.353% 1/15/2030	330,000	332,042
		5,590,743
Air Freight & Logistics - 0.1%
FedEx Corp 3.25% 4/1/2026	1,871,000	1,847,279
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	517,000	508,011
Owens Corning 5.5% 6/15/2027	690,000	702,997
		1,211,008
Electrical Equipment - 0.1%
Regal Rexnord Corp 6.05% 2/15/2026	2,340,000	2,359,733
Ground Transportation - 0.0%
Uber Technologies Inc 4.5% 8/15/2029 (c)	1,842,000	1,813,837
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,842,000	1,821,472
Machinery - 0.1%
Fortive Corp 3.15% 6/15/2026	1,133,000	1,113,679
Otis Worldwide Corp 2.056% 4/5/2025	1,000,000	997,368
		2,111,047
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B equipment trust certificate 3.7% 4/15/2027	267,392	264,917
Trading Companies & Distributors - 0.1%
GATX Corp 3.25% 3/30/2025	1,793,000	1,790,135
GATX Corp 3.25% 9/15/2026	455,000	445,883
GATX Corp 3.85% 3/30/2027	284,000	279,320
GATX Corp 5.4% 3/15/2027	1,170,000	1,184,957
		3,700,295
TOTAL INDUSTRIALS		20,720,331

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.05% 3/1/2025	910,000	909,948
Amphenol Corp 4.75% 3/30/2026	340,000	340,734
Amphenol Corp 5.05% 4/5/2027	1,030,000	1,042,573
Dell International LLC / EMC Corp 6.02% 6/15/2026	3,000,000	3,043,320
		5,336,575
IT Services - 0.0%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	325,000	324,736
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC 5.5% 1/25/2031 (c)	380,000	386,923
Foundry JV Holdco LLC 5.9% 1/25/2030 (c)	330,000	342,427
Intel Corp 3.15% 5/11/2027	376,000	363,967
Intel Corp 3.4% 3/25/2025	1,675,000	1,673,257
Intel Corp 3.75% 8/5/2027	655,000	641,750
Intel Corp 4% 8/5/2029	715,000	689,413
Intel Corp 4.875% 2/10/2028	222,000	223,128
Marvell Technology Inc 1.65% 4/15/2026	510,000	493,867
Micron Technology Inc 4.185% 2/15/2027	165,000	163,831
Micron Technology Inc 5.375% 4/15/2028	935,000	951,932
		5,930,495
Software - 0.3%
Atlassian Corp 5.25% 5/15/2029	425,000	431,905
Fortinet Inc 1% 3/15/2026	1,485,000	1,430,408
Oracle Corp 2.5% 4/1/2025	4,000,000	3,993,024
Oracle Corp 2.95% 5/15/2025	2,000,000	1,992,950
Oracle Corp 5.8% 11/10/2025	510,000	514,241
Roper Technologies Inc 1% 9/15/2025	235,000	230,467
Workday Inc 3.5% 4/1/2027	525,000	514,349
		9,107,344
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	1,481,000	1,479,116
TOTAL INFORMATION TECHNOLOGY		22,178,266

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	930,000	881,330
Celanese US Holdings LLC 6.05% 3/15/2025	659,000	659,135
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	909,000	931,672
FMC Corp 3.2% 10/1/2026	535,000	520,721
FMC Corp 3.45% 10/1/2029	848,000	780,716
International Flavors & Fragrances Inc 1.23% 10/1/2025 (c)	2,000,000	1,958,425
LYB International Finance III LLC 1.25% 10/1/2025	942,000	922,965
Sherwin-Williams Co/The 4.25% 8/8/2025	420,000	418,963
Sherwin-Williams Co/The 4.55% 3/1/2028	895,000	896,259
		7,970,186
Containers & Packaging - 0.0%
Amcor Flexibles North America Inc 4% 5/17/2025	1,055,000	1,052,699
WRKCo Inc 3.75% 3/15/2025	500,000	499,645
		1,552,344
Metals & Mining - 0.0%
Nucor Corp 3.95% 5/23/2025	525,000	523,964
TOTAL MATERIALS		10,046,494

Real Estate - 0.5%
Office REITs - 0.0%
Kilroy Realty LP 4.375% 10/1/2025	755,000	752,776
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.375% 4/15/2026	794,000	783,834
Retail REITs - 0.1%
Kite Realty Group Trust 4% 3/15/2025	3,000,000	2,998,217
Realty Income Corp 5.05% 1/13/2026	230,000	229,945
		3,228,162
Specialized REITs - 0.4%
American Tower Corp 1.6% 4/15/2026	2,043,000	1,977,803
American Tower Corp 2.4% 3/15/2025	665,000	663,772
American Tower Corp 3.55% 7/15/2027	645,000	629,594
Crown Castle Inc 1.05% 7/15/2026	1,005,000	956,182
Crown Castle Inc 1.35% 7/15/2025	3,100,000	3,057,975
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,077,805
Crown Castle Inc 4.3% 2/15/2029	335,000	329,030
Crown Castle Inc 4.45% 2/15/2026	905,000	902,460
Crown Castle Inc 4.8% 9/1/2028	835,000	836,018
Crown Castle Inc 5% 1/11/2028	600,000	605,139
Crown Castle Inc 5.6% 6/1/2029	515,000	529,454
		11,565,232
TOTAL REAL ESTATE		16,330,004

Utilities - 1.1%
Electric Utilities - 0.6%
American Electric Power Co Inc 5.2% 1/15/2029	1,165,000	1,182,002
Appalachian Power Co 3.3% 6/1/2027	1,723,000	1,676,865
Eversource Energy 4.75% 5/15/2026	2,000,000	2,003,827
Exelon Corp 3.4% 4/15/2026	1,136,000	1,122,349
Exelon Corp 5.15% 3/15/2029	380,000	385,875
FirstEnergy Corp 3.9% 7/15/2027 (f)	800,000	784,020
FirstEnergy Transmission LLC 4.55% 1/15/2030	310,000	307,216
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,195,745
NextEra Energy Capital Holdings Inc 4.45% 6/20/2025	1,050,000	1,049,128
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	315,000	316,474
NextEra Energy Capital Holdings Inc 6.051% 3/1/2025	420,000	420,092
NRG Energy Inc 2% 12/2/2025 (c)	560,000	547,472
Pacific Gas and Electric Co 3.15% 1/1/2026	2,780,000	2,738,096
Pacific Gas and Electric Co 3.5% 6/15/2025	1,455,000	1,447,749
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (b)(d)	4,100,000	4,097,334
Southern Co/The 5.113% 8/1/2027 (f)	705,000	711,715
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	1,161,000	1,164,925
Vistra Operations Co LLC 5.125% 5/13/2025 (c)	465,000	465,046
		21,615,930
Gas Utilities - 0.0%
East Ohio Gas Co/The 1.3% 6/15/2025 (c)	2,069,000	2,046,637
Southern California Gas Co 2.95% 4/15/2027	815,000	788,377
		2,835,014
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	1,724,000	1,672,810
AES Corp/The 3.3% 7/15/2025 (c)	820,000	813,813
Constellation Energy Generation LLC 3.25% 6/1/2025	3,000,000	2,986,950
Constellation Energy Generation LLC 5.6% 3/1/2028	520,000	533,487
		6,007,060
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	2,000,000	1,933,304
Dominion Energy Inc 3.3% 3/15/2025	5,000,000	4,995,999
DTE Energy Co 4.95% 7/1/2027	600,000	604,767
DTE Energy Co 5.2% 4/1/2030	820,000	831,627
NiSource Inc 5.25% 3/30/2028	210,000	213,192
Sempra 3.3% 4/1/2025	760,000	758,862
Sempra 5.4% 8/1/2026	330,000	332,482
		9,670,233
TOTAL UTILITIES		40,128,237

TOTAL UNITED STATES		499,827,523
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $773,806,495)		777,274,880

Short-Term Funds - 48.1%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	31,333,029	316,776,921
Fidelity SAI Short-Term Bond Fund (i)	5,015,332	48,799,182
iShares Short Treasury Bond ETF	3,205	353,992
iShares Ultra Short-Term Bond Active ETF (g)	24,834	1,258,587
JPMorgan Ultra-Short Income ETF (g)	8,742,820	442,911,261
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	19,556,944	195,373,874
PIMCO Short-Term Fund Institutional Class	46,390,863	449,063,557
SPDR Bloomberg 1-3 Month T-Bill ETF (g)	3,933	360,735
T. Rowe Price Ultra Short-Term Bond Fund	52,254,236	264,928,978
TOTAL SHORT-TERM FUNDS (Cost $1,712,962,674)		1,719,827,087

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Fannie Mae 5.5% 9/1/2053	89,458	90,468
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.539%, 7.029% 7/1/2035 (b)(d)	1,596	1,628
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.59%, 6.645% 12/1/2035 (b)(d)	3,999	4,091
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 7.53% 8/1/2037 (b)(d)	627	640
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.538% 5/1/2038 (b)(d)	2,157	2,228
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.988% 4/1/2038 (b)(d)	4,872	5,029
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 7.631% 8/1/2038 (b)(d)	3,978	4,091
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.906%, 7.281% 5/1/2038 (b)(d)	5,340	5,486
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.665% 12/1/2036 (b)(d)	899	926
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	210,994	169,965
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	209,003	167,511
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	747,944	628,577
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	771,041	646,542
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,673,208	1,466,204
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	411,618	393,697
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	6,833	6,651
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	199,843	176,056
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	119,234	105,005
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	182,677	178,747
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	22,551	22,348
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	448,456	413,243
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	59,818	55,121
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	12,180	11,908
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	18,036	16,468
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	147,850	141,110
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	60,777	57,664
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	18,333	17,394
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	780,371	734,368
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	719,171	675,652
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	826,276	776,275
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	768,590	721,780
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	36,857	35,997
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	6,248	6,112
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	391,665	383,622
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	57,883	56,622
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	283,147	279,986
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	116,403	115,267
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,995	3,901
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	37,251	36,439
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	153,569	155,102
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	3,892,044	3,844,427
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	9,555	9,669
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	1,064,534	1,067,810
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	4,233	4,286
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	6,969	7,043
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	122,005	123,397
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	18,687	18,888
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	71,174	71,931
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	62,492	63,270
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	52,881	53,453
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	37,523	37,988
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	762,171	755,704
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	4,920,225	4,870,792
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	179,392	185,138
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,171	1,210
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,755	1,820
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	16,588	17,160
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,672,197	1,689,500
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	15,412	15,945
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,422,558	1,435,944
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	4,098	4,236
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	826,121	834,669
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	7,483	7,735
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	5,184	5,359
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	14,644	15,188
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	381,494	394,880
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	160,701	162,263
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	14,719	15,228
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	30,330	31,269
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	35,192	36,363
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	11,885	12,278
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	39,373	40,693
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	28,123	29,088
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.371%, 6.741% 10/1/2033 (b)(d)	13,912	14,011
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,379	1,452
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	11,810	12,448
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	5,595	5,842
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,369	1,428
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	4,105	4,305
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	540,580	567,472
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	53,202	55,337
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,845	4,033
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	9,045	9,446
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	37,748	39,715
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	4,225	4,437
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,553	2,689
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,410	1,479
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	58,899	62,085
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	94,825	97,799
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	15,307	15,918
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	10,083,655	10,395,762
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	16,330	17,002
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	87,102	89,815
Freddie Mac Gold Pool 1.5% 2/1/2036	498,076	440,025
Freddie Mac Gold Pool 1.5% 2/1/2036	126,236	111,878
Freddie Mac Gold Pool 2.5% 1/1/2052	814,921	689,704
Freddie Mac Gold Pool 2.5% 4/1/2052	448,185	379,179
Freddie Mac Gold Pool 3% 11/1/2034	150,197	143,845
Freddie Mac Gold Pool 3.5% 12/1/2047	523,377	483,558
Freddie Mac Gold Pool 3.5% 2/1/2052	962,075	879,317
Freddie Mac Gold Pool 4% 12/1/2049	113,699	108,125
Freddie Mac Gold Pool 4.5% 5/1/2050	99,023	96,649
Freddie Mac Gold Pool 4.5% 9/1/2052	3,534,960	3,411,823
Freddie Mac Gold Pool 5% 12/1/2041	201,908	204,430
Freddie Mac Gold Pool 5.5% 10/1/2038	1,377	1,427
Freddie Mac Gold Pool 6% 10/1/2054	229,824	235,142
Freddie Mac Gold Pool 6% 12/1/2054	712,584	727,971
Freddie Mac Gold Pool 6% 2/1/2035	33,280	34,738
Freddie Mac Gold Pool 6% 9/1/2034	1,743	1,815
Freddie Mac Gold Pool 6% 9/1/2035	11,309	11,818
Freddie Mac Gold Pool 6.5% 12/1/2054	104,996	108,288
Freddie Mac Gold Pool 6.5% 9/1/2054	150,852	155,604
Freddie Mac Gold Pool 7% 3/1/2039	59,380	62,600
Freddie Mac Gold Pool 7.5% 6/1/2038	53,124	56,286
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 7.26% 6/1/2038 (b)(d)	8,981	9,156
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 7.597% 7/1/2035 (b)(d)	2,444	2,492
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.733% 2/1/2037 (b)(d)	1,517	1,554
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 7.608% 10/1/2036 (b)(d)	4,391	4,483
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.741%, 7.027% 5/1/2038 (b)(d)	4,567	4,676
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 7.232% 5/1/2037 (b)(d)	1,982	2,028
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.916%, 6.916% 2/1/2037 (b)(d)	1,436	1,474
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.944%, 6.579% 12/1/2036 (b)(d)	3,609	3,702
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.029%, 6.796% 11/1/2036 (b)(d)	2,314	2,376
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.582% 2/1/2038 (b)(d)	9,406	9,718
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.162%, 7.183% 2/1/2037 (b)(d)	2,340	2,415
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.681% 11/1/2034 (b)(d)	3,933	4,004
Freddie Mac Non Gold Pool 6.5% 1/1/2055	155,158	160,023
Freddie Mac Non Gold Pool 6.5% 1/1/2055	50,415	51,995
Ginnie Mae I Pool 3.5% 7/20/2052	722,880	664,790
Ginnie Mae I Pool 3.5% 8/20/2044	145,776	136,047
Ginnie Mae I Pool 4% 10/20/2052	860,243	813,273
Ginnie Mae I Pool 4% 3/20/2048	63,891	60,717
Ginnie Mae I Pool 4% 4/20/2050	21,173	20,048
Ginnie Mae I Pool 4% 4/20/2050	45,781	43,350
Ginnie Mae I Pool 4% 4/20/2050	32,037	30,335
Ginnie Mae I Pool 4% 4/20/2050	17,783	16,838
Ginnie Mae I Pool 5.5% 4/20/2053	1,365,848	1,375,962
Ginnie Mae I Pool 5.5% 9/15/2045	200,437	203,886
Ginnie Mae I Pool 6% 7/15/2036	83,647	86,084
Ginnie Mae II Pool 3% 9/20/2047	840,666	757,577
Ginnie Mae II Pool 3.5% 1/20/2047	64,725	60,328
Ginnie Mae II Pool 3.5% 10/20/2046	1,009	939
Ginnie Mae II Pool 3.5% 11/20/2046	60,622	56,522
Ginnie Mae II Pool 3.5% 11/20/2050	787,842	729,395
Ginnie Mae II Pool 3.5% 2/20/2052	909,231	837,019
Ginnie Mae II Pool 4% 4/20/2050	52,241	49,467
Ginnie Mae II Pool 4% 4/20/2050	4,476	4,237
Ginnie Mae II Pool 4% 4/20/2050	10,527	9,968
Ginnie Mae II Pool 4% 4/20/2050	22,272	21,089
Ginnie Mae II Pool 4% 4/20/2050	17,859	16,933
Ginnie Mae II Pool 4% 8/20/2050	26,493	25,276
Ginnie Mae II Pool 4.5% 7/20/2041	213,269	209,800
Ginnie Mae II Pool 4.5% 9/20/2040	44,045	43,348
Ginnie Mae II Pool 5% 1/20/2036	4,629	4,670
Ginnie Mae II Pool 5% 1/20/2048	46,213	46,627
Ginnie Mae II Pool 5% 11/20/2039	129,734	131,109
Ginnie Mae II Pool 5% 12/20/2034	8,968	9,044
Ginnie Mae II Pool 5% 12/20/2035	5,799	5,851
Ginnie Mae II Pool 5% 2/20/2040	9,006	9,102
Ginnie Mae II Pool 5% 2/20/2048	172,976	174,528
Ginnie Mae II Pool 5% 3/20/2041	4,999	5,053
Ginnie Mae II Pool 5% 5/20/2036	5,663	5,715
Ginnie Mae II Pool 5% 5/20/2048	16,002	16,096
Ginnie Mae II Pool 5.5% 2/20/2049	71,565	73,504
Ginnie Mae II Pool 5.5% 3/20/2048	37,247	38,416
TOTAL UNITED STATES		51,434,281
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,056,715)		51,434,281

Commercial Paper - 0.3%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Arrow Electronics Inc 0% 3/12/2025	4.75	2,275,000	2,271,372
Crown Castle Inc 0% 3/13/2025	4.82	2,255,000	2,251,087
CVS Health Corp 0% 4/7/2025	5.05	2,370,000	2,358,210
Harley-Davidson Financial Services Inc 0% 4/2/2025	4.89	2,105,000	2,095,939
TOTAL COMMERCIAL PAPER (Cost $8,976,806)			8,976,608

U.S. Treasury Obligations - 12.3%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.29	73,122,600	70,948,528
US Treasury Bills 0% 4/3/2025	4.31	25,000,000	24,908,829
US Treasury Notes 3.5% 9/30/2026 (n)	3.54 to 4.24	11,670,000	11,575,637
US Treasury Notes 4.125% 1/31/2027	4.19 to 4.36	75,735,000	75,900,670
US Treasury Notes 4.25% 1/15/2028	4.26 to 4.41	15,920,000	16,038,156
US Treasury Notes 4.25% 11/30/2026	4.15 to 4.22	6,475,000	6,499,787
US Treasury Notes 4.25% 12/31/2026	4.21 to 4.29	92,570,000	92,953,297
US Treasury Notes 4.5% 11/15/2025	3.99 to 5.10	120,725,800	120,952,162
US Treasury Notes 5% 10/31/2025	5.06 to 5.13	22,000,000	22,106,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $440,508,998)			441,883,285

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.35	17,942,741	17,946,330
Fidelity Investments Money Market Government Portfolio - Institutional Class (i)(l)	4.28	4,156,571	4,156,570
Fidelity Securities Lending Cash Central Fund (k)(m)	4.35	1,534,635	1,534,789
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.31	10,518,822	10,518,822
TOTAL MONEY MARKET FUNDS (Cost $34,156,511)			34,156,511

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,567,858,241)	3,577,451,675
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,475,464
NET ASSETS - 100.0%	3,578,927,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	961	Jun 2025	198,896,969	601,890	601,890
CBOT 5 Year US Treasury Notes Contracts (United States)	8	Jun 2025	863,500	6,741	6,741

TOTAL PURCHASED					608,631

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	202	Jun 2025	22,440,938	(241,740)	(241,740)
CBOT US Treasury Long Term Bond Contracts (United States)	39	Jun 2025	4,840,875	(37,837)	(37,837)
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	56	Jun 2025	6,398,000	(34,472)	(34,472)

TOTAL SOLD					(314,049)

TOTAL FUTURES CONTRACTS					294,582
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $537,919,340 or 15.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,575,044 or 0.4% of net assets.

(i)	Affiliated Fund
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
(m)	Investment made with cash collateral received from securities on loan.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,055,428.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,932,775	418,398,158	451,384,641	1,235,781	38	-	17,946,330	17,942,741	0.0%
Fidelity Securities Lending Cash Central Fund	202,488,489	2,558,697,376	2,759,651,076	53,984	-	-	1,534,789	1,534,635	0.0%
Total	253,421,264	2,977,095,534	3,211,035,717	1,289,765	38	-	19,481,119	19,477,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	26,804,765	354,826,406	377,474,601	620,996	-	-	4,156,570	4,156,571
Fidelity SAI Short-Term Bond Fund	120,580,207	3,125,270	76,447,699	3,124,940	(2,192,742)	3,734,146	48,799,182	5,015,332
	147,384,972	357,951,676	453,922,300	3,745,936	(2,192,742)	3,734,146	52,955,752	9,171,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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